Annual Total Returns[BarChart] - SA Multi-Managed International Equity Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(13.21%)	16.90%	19.69%	(6.41%)	(2.78%)	(0.11%)	26.72%	(14.19%)	22.64%	11.64%